Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 14. Income Taxes

U.S. Tax Cuts and Jobs Act (“Tax Act”)

The Tax Act was enacted on December 22, 2017 and introduces significant changes to U.S. federal income tax law. Effective in 2018, the Tax Act reduces the U.S. federal corporate tax rate from 35.0% to 21.0% and creates new taxes on certain foreign-sourced earnings and certain related-party payments, which are referred to as the global intangible low-taxed income (“GILTI”) tax and the base erosion anti-abuse tax, respectively. In addition, in 2017, the Company was subject to a one-time transition tax on accumulated foreign subsidiary earnings not previously subject to U.S. federal income tax.

Due to the timing of the enactment and the complexity involved in applying the provisions of the Tax Act, the Company has made reasonable estimates of the effects and recorded provisional amounts in its financial statements for the year ended December 31, 2017.  As the Company collects and prepares necessary data, and interprets the Tax Act and any additional guidance issued by the U.S. Treasury Department, the IRS and other standard-setting bodies, it may make adjustments to the provisional amounts. Those adjustments may materially impact the Company’s provision for income taxes and effective tax rate in the period in which the adjustments are made. The accounting for the tax effects of the Tax Act are expected to be completed in 2018.

The more significant tax law changes resulting from the Tax Act and related impacts to the Company in 2017 are as follows:

•

Transition tax.  A one-time transition tax on the deemed repatriation of post-1986 undistributed earnings of foreign subsidiaries. As a result of this one-time deemed repatriation, the Company recorded a provisional tax expense of $16 million during the fourth quarter of 2017.  As the Company will make an election to pay the transition tax liability in installments over eight years, $15 million of the resulting income taxes payable was recorded as noncurrent income taxes payable in the consolidated balance sheet.

•

Remeasurement of deferred taxes.  A reduction in the U.S. federal corporate tax rate from a maximum of 35.0% to a flat rate of 21.0% beginning in 2018. Although the lower tax rate takes effect in 2018, deferred tax assets and liabilities are required to be measured using the enacted tax rate expected to apply in the years in which they are expected to be settled. The Company recorded a one-time net provisional tax expense of $8 million as a result of the revaluation of the Company’s deferred tax assets and liabilities to reflect the impact of the lower future U.S. federal corporate tax rates.

•

Taxation of certain GILTI entities beginning in 2018.  This provision does not impact the Company in 2017, but could impact the Company in subsequent years and, if subject to the tax, would partially offset the benefit of the lower U.S. federal corporate tax rate.   At December 31, 2017, the Company was not able to reasonably estimate and, therefore, has not recorded deferred taxes for the GILTI provisions.  The Company has not yet determined its policy election with respect to whether to record deferred taxes for basis differences expected to reverse as a result of the GILTI provisions in future years, or in the period in which the tax is incurred.

The net provisional tax expense recognized in 2017 related to the Tax Act was $24 million. As the Company completes its analysis of the Tax Act and incorporates additional guidance that may be issued by the U.S. Treasury Department, the IRS and other standard-setting bodies, it may identify additional effects not reflected for the year ended December 31, 2017.

Prior to the year ended December 31, 2017, the Company did not record deferred U.S., foreign or local income taxes on the book-over-tax outside basis differences of its foreign subsidiaries because such excess was considered to be indefinitely reinvested in the local country businesses. Given the one-time transition tax under the Tax Act as noted above, the Company now has the ability to repatriate to the U.S. parent the foreign cash associated with these foreign earnings with minimal additional taxes as these earnings have already been subject to U.S. federal taxes.  The Company is currently analyzing its foreign capital structure in order to determine the amount that can be repatriated to the U.S. with minimal additional taxes.

Income tax expense (benefit) information

Income taxes have been based on the following components of earnings from operations before income taxes for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
U.S.	$(71)	$129	$136
Foreign	27	28	2
Total	$(44)	$157	$138

Prior to the separation, in the Company’s combined financial statements, income tax expense and deferred tax balances were calculated on a separate return basis, although with respect to certain entities, the Company’s operations have historically been included in the tax returns filed by the respective RRD entities of which the Company’s business was a part.

The components of income tax expense (benefit) from operations for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Current
U.S. federal	$20	$54	$76
U.S. state and local	1	10	13
Foreign	7	5	13
Current income tax expense	28	69	102
Deferred
U.S. federal	(11)	(17)	(31)
U.S. state and local	(4)	(3)	(5)
Foreign	—	2	(2)
Deferred income tax benefit	(15)	(18)	(38)
Income tax expense	$13	$51	$64

Refer to Note 15, Comprehensive Income, for details of the income tax expense or benefit allocated to each component of other comprehensive loss.

The following table outlines the reconciliation of differences between the Federal statutory tax rate and the Company’s effective income tax rate:

	2017	2016	2015
Federal statutory tax rate	35.0%	35.0%	35.0%
International investment tax credit	25.9	(1.6)	(1.8)
Foreign tax rate differential	6.5	(1.4)	0.8
State and local income taxes, net of U.S. federal income tax benefit	4.0	3.1	3.8
Domestic manufacturing deduction	1.3	(3.1)	(4.4)
Adjustment of uncertain tax positions and interest	—	—	4.4
Acquisition-related expenses	—	—	3.0
Section 162(m) limitation	(5.1)	0.3	0.5
Impairment charges	(21.8)	—	—
Change in valuation allowances	(22.6)	0.9	2.5
Impact of the Tax Act
Deferred tax effects	(19.2)	—	—
Transition tax	(36.2)	—	—
Other	1.7	(0.7)	2.7
Effective income tax rate	(30.5)%	32.5%	46.5%

Included in 2015 is a tax expense of $6 million that was recorded due to the receipt of an unfavorable court decision related to payment of prior year taxes in an international jurisdiction.

Deferred income taxes

The significant deferred tax assets and liabilities at December 31, 2017 and 2016 were as follows:

	2017	2016
Deferred tax assets:
Net operating losses and other tax carryforwards	$138	$106
Pension plan liabilities	58	126
Accrued liabilities	33	57
Foreign depreciation	13	10
Other	4	6
Total deferred tax assets	246	305
Valuation allowances	(115)	(87)
Net deferred tax assets	$131	$218

Deferred tax liabilities:
Accelerated depreciation	$(40)	$(91)
Other intangible assets	(30)	(56)
Inventories	(6)	(11)
Other	(5)	(5)
Total deferred tax liabilities	(81)	(163)

Net deferred tax assets	$50	$55

Transactions affecting the valuation allowances on deferred tax assets during the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Balance, beginning of year	$87	$106	$111
Current year expense-net	9	1	3
Transfer of U.K. entity to parent company	—	(7)	—
Foreign exchange and other	19	(13)	(8)
Balance, end of year	$115	$87	$106

As of December 31, 2017, the Company had domestic and foreign net operating loss deferred tax assets and other tax carryforwards of approximately $7 million and $131 million ($5 million and $101 million, respectively, at December 31, 2016), of which $133 million expires between 2018 and 2027.  Limitations on the utilization of these tax assets may apply. The Company has provided valuation allowances to reduce the carrying value of certain deferred tax assets, as management has concluded that, based on the weight of available evidence, it is more likely than not that the deferred tax assets will not be fully realized.

Cash payments for income taxes were $36 million, $14 million and $3 million during the years ended December 31, 2017, 2016 and 2015, respectively. There were no amounts settled with RRD for 2017.  Total amounts settled with RRD were $57 million and $88 million for 2016 and 2015, respectively.  Cash refunds for income taxes were de minimis during the year ended December 31, 2017.   There were cash refunds for income taxes of $3 million and $5 million during the years ended December 31, 2016 and 2015, respectively.

Uncertain tax positions

Changes in the Company’s unrecognized tax benefits at December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
Balance, beginning of year	$—	$5	$—
Additions for tax positions of prior years	—	—	5
Settlements during the year	—	(5)	—
Foreign exchange and other	—	—	—
Balance, end of year	$—	$—	$5

The Company classifies interest expense and any related penalties related to income tax uncertainties as a component of income tax expense. The total interest expense, net of tax benefits, related to tax uncertainties recognized in the consolidated and combined statements of operations was expense of $0 million, $0 million and $1 million for the years ended December 31, 2017, 2016 and 2015.  No benefits were recognized for the years ended December 31, 2017, 2016, and 2015, from the reversal of accrued penalties.  There was no interest accrued related to income tax uncertainties at December 31, 2017 and 2016. There were no accrued penalties related to income tax uncertainties for years ended December 31, 2017 and 2016.

The Company has tax years from 2012 that remain open and subject to examination by the IRS, certain state taxing authorities or certain foreign tax jurisdictions.